History And Reorganization of The Group	12 Months Ended
Dec. 31, 2021
Text block [abstract]
History and reorganization of the Group
2	History and reorganization of the Group
The history of the Group’s retail credit business dates back to August 2005, when Ping An Insurance (Group) Company of China, Ltd. (together with its subsidiaries hereinafter “Ping An Group”) launched a consumer loan business in Shenzhen, China. The history of the wealth management business dates back to September 2011, when Ping An Group established Shanghai Lufax Information Technology Co., Ltd. (originally named as Shanghai Lujiazui International Financial Asset Exchange Co., Ltd.) as its wealth management subsidiary at the time. From 2014 to 2016, the Group underwent a series of reorganizations and established retail credit business and wealth management business as its major businesses.
In November, 2019, the China Banking and Insurance Regulatory Commission (“CBIRC”) approved the establishment of Ping An Consumer Finance Co., Ltd. (“Ping An Consumer Finance”). The Group subscribed RMB3.5 billion or 70% of the equity interest of Ping An Consumer Finance while Ping An Group subscribed RMB1.5 billion or 30%.
Ping An Consumer Finance obtained approval from CBIRC in March, 2020 for commencement of operation and started the consumer finance business from April, 2020.
On November 29, 2018 and January 31, 2019, the Group completed two batches of
C-round
investment with a series of independent third-party investors and issued 44,256,290 and 2,693,435 shares of Class C ordinary shares at the price of
US
$30.07 per share, for cash consideration of USD1,331 million (equivalent of approximately RMB9,230 million) and USD81 million (equivalent of approximately RMB542 million), respectively.

On September 30, 2020, the Company issued automatically convertible promissory notes and optionally convertible promissory notes (collectively, “Convertible Notes”) in a total principal amount of USD1,362 million to certain holders of the Class C ordinary shares, in exchange for a total of 45,287,111 Class C ordinary shares held by them (collectively, the
“C-round
restructuring”). The automatically convertible promissory notes were converted into ordinary shares automatically upon the closing of the Company’s IPO. The optionally convertible promissory notes can be converted into an aggregate of 38,493,660 ordinary shares, without giving effect to any anti-dilutive adjustments, during the period between the completion of the IPO and September 29, 2023. The Company pays 6% annual interest to the holders of Convertible Notes until the notes are fully repaid or converted. As a result of this transaction, the Company recorded an one-time
expense of USD195 million (equivalent to RMB1,326 million

(refer to Note 13))
mainly due to the higher aggregate fair value of approximately Convertible Notes compared to the Class C ordinary shares.
On October 30, 2020, the Company’s American depositary shares (“ADSs”) commenced trading on the New York Stock Exchange under the ticker symbol “LU”. On December 1, 2020, the underwriters partially exercised their over-allotment option to purchase additional ADSs. As a result, the Company issued and sold an aggregate of 199,155,128 ADSs in its IPO (including 24,155,128 ADSs sold upon the underwriters’ partial exercise of their over-allotment option), each two ADSs representing one ordinary share, for a total of 99,577,564 ordinary shares, at the price of USD13.5 per ADS, which raised total net proceeds of USD2,581 million (equivalent to approximately RMB17,305 million) after deducting underwriting commissions and the offering expenses payable by the Company, including USD314 million sold upon the underwriters’ partial exercise of their over-allotment options. Immediately prior to the completion of the IPO, all of the Company’s issued and outstanding Class B ordinary shares and Class C ordinary shares were automatically converted into 136,859,460 Class A ordinary shares on a one-for-one
basis while all of then issued and outstanding Class A ordinary shares were re-designated
and
re-classified
into ordinary shares on a
one-for-one
basis. Upon the completion of the IPO, all of the outstanding automatically convertible promissory notes were automatically converted into 7,566,665 ordinary shares at the IPO price of USD13.50 per ADS (
or
 USD27.00 per ordinary share). As of December 31, 2020, the Company has 1,231,150,560 ordinary shares issued and outstanding (including 35,644,803 ordinary shares issued to Tun Kung Company Limited reserved for use under the Company’s share incentive plans

(refer to Note 42)).
During 2021, the board of directors of the Company authorized share repurchase programs under which the Company could repurchase up to an aggregate of USD1
billion of its ADSs during a specific period of time. As of December 31, 2021, the Company had repurchased approximately 107
million ADSs (or 54 million ordinary shares) for approximately
USD864 million under share repurchase programs.

(a)	As of December 31, 2021, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as below.

Company Name	Country/place and date of incorporation	Attributable equity interest/economic interest to the Group
Controlled through direct equity holding:
Gem Blazing Limited	Cayman/May 28, 2015	100%
Wincon Hong Kong Investment Company Limited	Hong Kong/December 29, 2014	100%
Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Shanghai/February 28, 2015	100%
Jinjiong (Shenzhen) Technology Service Company Ltd.	Shenzhen/October 16, 2017	100%
Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Shenzhen/September 25, 2018	100%
Gem Alliance Limited	Cayman/May 26, 2015	100%
Harmonious Splendor Limited	Hong Kong/June 1, 2015	100%
Ping An Puhui Financing Guarantee Co., Ltd.	Nanjing/December 25, 2007	100%
Ping An Puhui Enterprises Management Co., Ltd.	Shenzhen/July 7, 2015	100%
Ping An Puhui Investment & Consulting Co., Ltd.	Shenzhen/September 5, 2005	100%
Shenzhen Ping An Puhui Microloan Co., Ltd.	Shenzhen/September 19, 2010	100%
Ping An Puhui Information Services Co., Ltd.	Harbin/July 18, 2016	100%
Ping An Consumer Finance Co., Ltd.	Shanghai/April 9, 2020	70%
Controlled through Contractual Agreements:
Shanghai Xiongguo Enterprise Management Co., Ltd. (“Xiongguo”)	Shanghai/December 10, 2014	100%
Shanghai Lufax Information Technology Co., Ltd.	Shanghai/September 29, 2011	100%
Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Shenzhen/May 23, 2018	100%
The English names of certain subsidiaries of the Group represent the best effort by the Company’s management to translate their Chinese names, as these subsidiaries do not have official English names.

(b)	The following table sets forth the major consolidated structured entities other than Consolidated Affiliated Entities of the Group as of December 31, 2021.

Name	Amount of investment by the Group	Remaining unpaid principal of structured entities (i)
	RMB’000	RMB’000

Trust A	3,452,000	3,452,000
Trust B	3,220,000	3,220,000
Trust C	3,040,000	3,040,000
Trust D	2,000,000	2,000,000
Trust E	—	2,000,000
Trust F	1,960,000	1,960,000
Trust G	1,930,000	1,930,000
Trust H	—	1,800,000
Trust I	—	1,783,537
Trust J	—	1,736,090
As of December 31, 2021, the remaining unpaid principal held by Ping An Group accounted for less than 10% of all consolidated structured entities. Meanwhile, Ping An Group also provides certain services to certain consolidated structure entities.

(i)	The remaining unpaid principal is the amount not yet paid to the investors.

(c)
PRC laws and regulations prohibit or restrict foreign ownership of companies that conduct certain internet-based business, which include activities and services provided by the Group. The Group operates part of its business in the PRC through a series of contractual arrangements (collectively, “Contractual Arrangements”) entered into among wholly-owned subsidiaries of the Company (“WFOE”), Consolidated Affiliated Entities and the shareholders of Consolidated Affiliated Entities (“Onshore Shareholders”) that are authorized by the Group. The Contractual Arrangements include Exclusive Equity Interest Option Agreements, Exclusive Business Cooperation Arrangements, Exclusive Asset Option Agreements, Share Pledge Agreements and Voting Trust Agreements.

Under the Contractual Arrangements, the Company has the power to control the management, financial and operating policies of the Consolidated Affiliated Entities, has exposure or rights to variable returns from its involvement with the Consolidated Affiliated Entities, and has ability to use its power over the Consolidated Affiliated Entities to affect the amount of the returns. As a result, all of these Consolidated Affiliated Entities are accounted for as consolidated structured entities of the Company and their financial statements have also been consolidated by the Company. The table below sets forth the principal Consolidated Affiliated Entities of the Group as of December 31, 2021:

Contract Date	WFOE	OPCO
March 23, 2015	Weikun Technology	Xiongguo
March 23, 2015	Weikun Technology	Shanghai Lufax Information Technology Co., Ltd
November 21, 2018	Lufax (Shenzhen) Technology Service Co., Ltd	Shenzhen Lufax Holding Enterprise Management Co., Ltd

The principal terms of the Contractual Arrangements are further described below:

•	Exclusive Equity Interest Option Agreement
Each Onshore Shareholder (which, collectively, legally own 100% of the shares of OPCO) have irrevocably and unconditionally granted WFOE an irrevocable and exclusive right to purchase, or designate one or more persons (each, a “Designee”) to purchase the equity interests in OPCO. WFOE shall be entitled to absolute discretion over the time, manner and times to exercise the option. Except for WFOE and the Designee(s), no other person shall be entitled to the Equity Interest Purchase Option or other rights with respect to the equity interests of OPCO held by any Onshore Shareholder. OPCO agreed to the grant by each Onshore Shareholder of the Equity Interest Purchase Option to WFOE.

•	Exclusive Business Cooperation Agreement
OPCO appointed WFOE as OPCO’s exclusive services provider to provide OPCO with complete business support and technical and consulting services during the term of the Agreement. OPCO agreed to accept all the consultations and services provided by WFOE exclusively unless with written consent of the WFOE and to accept the consultations and services by a third party appointed by WFOE. WFOE shall provide financial support for OPCO to maintain an ordinary business.

•	Exclusive Asset Option Agreement
OPCO irrevocably and unconditionally granted WFOE an irrevocable and exclusive right to purchase, or designate one or more persons (each, a “Designee”) to purchase the assets then held by OPCO once or at multiple times at any time in part or in whole at WFOE’s sole and absolute discretion. WFOE is entitled to absolute discretion over the time, manner and times to exercise the Option. Except for WFOE and the Designee(s), no other person shall be entitled to the Assets Purchase Option or other rights with respect to the assets of OPCO. Each Onshore Shareholder agreed to the grant by OPCO of the Assets Option to WFOE.

•	Share Pledge Agreement
As collateral security for the prompt and complete performance of any and all obligations of each Onshore Shareholder (legally owns 100% of the shares of OPCO) under the Cooperation Agreements (collectively, the “Secured Obligations”), Onshore Shareholder pledged to WFOE a first security interest in its share of the equity interest of OPCO.

•	Voting trust Agreement
Each Onshore Shareholder exclusively entrusted and authorized WFOE to exercise voting, management, and other shareholder rights of OPCO on its behalf. The powers and rights of WFOE granted under the said exclusive entrustment include but not limited to the following: propose, convene and attend shareholders’ meetings of OPCO; exercise all the shareholder’s rights and shareholder’s voting rights that each Onshore Shareholder is entitled to under the laws of the PRC and OPCO’s Articles of Association, including but not limited to the sale or transfer or pledge or disposition of Shares in part or in whole, and participate in dividend distributions or any other type of distribution of OPCO.

(d)	Risks in relation to the Consolidated Affiliated Entities
In the opinion of the Company’s management, the Contractual Arrangements discussed above have resulted in the Company and WFOE having the power to direct activities that most significantly impact the Consolidated Affiliated Entities, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the Consolidated Affiliated Entities at its discretion. The Company has the power to direct activities of the Consolidated Affiliated Entities and can have assets transferred out of the Consolidated Affiliated Entities under its control. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the Consolidated Affiliated Entities. As the Company is conducting its Internet-related conduct mainly through the Consolidated Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss. As the Consolidated Affiliated Entities organized in the PRC were established as limited liability companies under PRC law, their creditors do not have recourse to the general credit of WFOE for the liabilities of the Consolidated Affiliated Entities, and WFOE does not have the obligation to assume the liabilities of these Consolidated Affiliated Entities.
The Company determined that the Contractual Arrangements are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the Contractual Arrangements.
On March 15, 2019, the Foreign Investment Law was formally passed by the thirteenth National People’s Congress and it has taken effect on January 1, 2020. The Foreign Investment Law has replaced the Law on Sino-Foreign Equity Joint Ventures, the Law on Sino-Foreign Cooperative Joint Ventures and the Law on Foreign-Capital Enterprises to become the legal foundation for foreign investment in the PRC.
The Foreign Investment Law stipulates certain forms of foreign investment. However, the Foreign Investment Law does not explicitly stipulate contractual arrangements such as those the Company relies on as a form of foreign investment. Notwithstanding the above, the Foreign Investment Law stipulates that foreign investment includes “foreign investors investing through any other methods under laws, administrative regulations or provisions prescribed by the State Council.” Future laws, administrative regulations or provisions prescribed by the State Council may possibly regard Contractual Arrangements as a form of foreign investment. If this happens, it is uncertain whether the Contractual Arrangements with the Consolidated Affiliated Entities, its subsidiaries and its shareholders would be recognized as foreign investment, or whether the Contractual Arrangements would be deemed to be in violation of the foreign investment access requirements. As well as the uncertainty on how the Contractual Arrangements will be handled, there is substantial uncertainty regarding the interpretation and the implementation of the Foreign Investment Law. The relevant government authorities have broad discretion in interpreting the law. Therefore, there is no guarantee that the Contractual Arrangements, the business of the Consolidated Affiliated Entities and financial conditions of the Company will not be materially and adversely affected.
The Company’s ability to control Consolidated Affiliated Entities also depends on rights provided to WFOEs under the Voting trust Agreement, to vote on all matters requiring shareholder approval. As noted above, the Company believes the Voting trust Agreement is legally enforceable, but they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements among WFOEs, the Consolidated Affiliated Entities and their respective shareholders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

•	revoke Consolidated Affiliated Entities’ business and operating licenses;

•	require Consolidated Affiliated Entities to discontinue or restrict its operations;

•	restrict Consolidated Affiliated Entities’ right to collect revenues;

•	block Consolidated Affiliated Entities’ websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate its business, staff and assets;

•	impose additional conditions or requirements with the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

(e)
The following are major financial statements amounts and balances of the Group’s Consolidated Affiliated Entities and their consolidated subsidiaries as of December 31, 2020 and 2021 and for the three years ended December 31, 2021.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Assets arising from intra-group transactions	—	3,911
Amount due from Group companies	564,189	535,200
Total assets	33,655,382	21,721,834
Amount due to Group companies	25,141,233	19,827,134
Total liabilities	35,391,995	24,101,238

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Inter-company revenues	2,497,287	(70,159)	5,249
Total income	3,564,138	1,571,968	1,566,847
Inter-company expenses	3,005,157	1,012,435	1,422,021
Net loss	(2,403,015)	(142,116)	(646,942)
Inter-company cash flow	(5,639,240)	(1,151,110)	1,369,172
Reclassification (i)	—	—	327,497
Other operating activities	5,285,146	1,835,668	(653,230)
Net cash generated from/(used in) operating activities	(354,094)	684,558	1,043,439
Inter-company cash flow	—	501,185	(735,327)
Reclassification (i)	—	—	(327,497)
Payment for advances to consolidated entities	(4,274,611)	(240,000)	(500,000)
Receipts of repayment of the advances from consolidated entities	3,019	4,813,732	1,064,669
Proceeds from sale of investment assets	24,720,312	16,449,825	20,633,784
Payment for acquisition of investment assets	(28,449,798)	(28,402,132)	(9,440,542)
Other investing activities	(1,211)	(697,316)	(4,826,844)
Net cash generated from/(used in) investing activities	(8,002,289)	(7,574,706)	5,868,243
Repayment for advances to consolidated entities	(2,451,884)	(9,031,546)	(17,114,012)
Receipts of advances from consolidated entities	11,552,665	16,096,040	9,774,001
Proceeds from borrowings	255,257	531,162	572,000
Repayment of interest expenses and borrowings	(953,384)	(275,959)	(664,880)
Other financing activities	(11,869)	—	(474)
Net cash generated from/(used in) financing activities	8,390,785	7,319,697	(7,433,365)

Effect of exchange rate changes on cash and cash equivalents	—	(14)	(15)
Net increase/(decrease) in cash	34,402	429,535	(521,698)
Cash at the beginning of the year	962,121	996,523	1,426,058

Cash at the end of the year	996,523	1,426,058	904,360

(i)
This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated affiliated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements.

As of December 31, 2020 and 2021, the total assets of Group’s Consolidated Affiliated Entities were mainly consisting of cash at bank, restricted cash, financial assets at fair value through profit or loss, financial assets at amortized cost, accounts and other receivables, deferred tax assets and other assets. The total liabilities were mainly consisting of payable to platform users, borrowings, accounts and other payables, payables to investors of consolidated structured entities and other liabilities.